3. Securities - Amortized cost and estimated fair values of securities held-to-maturity (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Amortized Cost
Investment securities:
Time deposits other banks	$ 52,995	$ 44,673
Mortgage-backed securities:
Federal National Mortgage Assoc.	11,650	17,364
Federal Home Loan Mortgage Corp.	2,528	3,874
CMOs:
Federal Home Loan Mortgage Corp.	43	76
Federal National Mortgage Assoc.	516	826
Total	67,732	66,813
Gross Unrealized Gains
Investment securities:
Time deposits other banks	0	0
Mortgage-backed securities:
Federal National Mortgage Assoc.	578	1,180
Federal Home Loan Mortgage Corp.	155	321
CMOs:
Federal Home Loan Mortgage Corp.	1	5
Federal National Mortgage Assoc.	33	71
Total	767	1,577
Gross Unrealized Losses
Investment securities:
Time deposits other banks	0	0
Mortgage-backed securities:
Federal National Mortgage Assoc.	(1)	0
Federal Home Loan Mortgage Corp.	0	0
CMOs:
Federal Home Loan Mortgage Corp.	0	0
Federal National Mortgage Assoc.	0	0
Total	(1)	0
Estimated Fair Value
Investment securities:
Time deposits other banks	52,995	44,673
Mortgage-backed securities:
Federal National Mortgage Assoc.	12,227	18,544
Federal Home Loan Mortgage Corp.	2,683	4,195
CMOs:
Federal Home Loan Mortgage Corp.	44	81
Federal National Mortgage Assoc.	549	897
Total	$ 68,498	$ 68,390